Deferred Charges, net - Summary of Movement in Deferred Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Finance Costs Net [Abstract]
Deferred charges, beginning balance	$ 358	$ 836	$ 122	$ 256
Additions		364	888	469
Amortization	(18)	(236)	(174)	(203)
Impairment charge		(606)		(400)
Deferred charges, ending balance	$ 340	$ 358	$ 836	$ 122